EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
EARNINGS PER SHARE
EARNINGS PER SHARE

12/31/2022
Numerator	Ordinary	Preferred A	Preferred B	Total
Profit attributable to each class of shares - Continued Operation	2,239,391	215	408,987	2,648,592
Profit attributable to each class of shares - Discontinued Operation	834,329	80	152,376	986,785
Profit for the Year	3,073,720	295	561,363	3,635,377

Denominator	Ordinárias	Preferencial A	Preferencial B
Weighted average number of shares	1,686,088	147	279,941
% of shares in relation to the total	85.75%	0.01%	14.24%

Basic earnings per share from continuing operations (R$)	1.33	1.46	1.46
Basic earnings per share from discontinued operation (R$)	0.49	0.54	0.54

Net basic earnings per share	1.82	2.01	2.01

12/31/2021
Numerator	Ordinary	Preferred A	Preferred B	Total
Profit attributable to each class of shares - Continued Operation	4,625,405	580	1,105,121	5,731,106
Profit attributable to each class of shares - Discontinued Operation	(68,573)	(9)	(16,383)	(84,965)
Profit for the Year	4,556,832	571	1,088,738	5,646,141

Denominator	Ordinary	Preferred A	Preferred B
Weighted average number of shares	1,288,843	147	279,941
% of shares in relation to the total	82.15%	0.01%	17.84%

Basic earnings per share from continuing operations (R$)	3.59	3.95	3.95
Basic earnings per share from discontinued operation (R$)	(0.05)	(0.06)	(0.06)

Net basic earnings per share	3.54	3.89	3.89

12/31/2020
Numerator	Ordinary	Preferred A	Preferred B	Total
Profit attributable to each class of shares - Continued Operation	4,940,175	637	1,202,203	6,143,014
Profit attributable to each class of shares - Discontinued Operation	157,360	20	38,294	195,674
Profit for the Year	5,097,535	657	1,240,497	6,338,688

Denominator	Ordinary	Preferred A	Preferred B
Weighted average number of shares	1,254,102	147	277,444
% of shares in relation to the total	81.88%	0.01%	18.11%

Basic earnings per share from continuing operations (R$)	3.94	4.33	4.33
Basic earnings per share from discontinued operation (R$)	0.13	0.14	0.14

Net basic earnings per share	4.06	4.47	4.47

12/31/2022
			Converted
Numerator	Ordinary	Preferred A	Preferred B	Preferred B	Total
Profit attributable to each class of shares - Continued Operation	2,206,702	212	38,663	403,016	2,648,592
Profit attributable to each class of shares - Discontinued Operation	822,150	79	14,404	150,152	986,785
Profit for the Year	3,028,852	291	53,067	553,168	3,635,377

			Converted
Denominator	Ordinary	Preferred A	Preferred B	Preferred B
Weighted average number of shares in thousand	1,686,088	147	26,856	279,941
% of shares in relation to the total	84.60%	0.01%	1.35%	14.05%

Diluted earnings per share from continuing operation (R$)	1.31	1.44	1.44	1.44
Diluted earnings per share from discontinued operation (R$)	0.49	0.54	0.54	0.54

Profit (Loss) per share - diluted	1.80	1.98	1.98	1.98

12/31/2021
			Converted
Numerator	Ordinary	Preferred A	Preferred B	Preferred B	Total
Profit attributable to each class of shares - Continued Operation	4,546,887	570	97,288	1,086,361	5,731,106
Profit attributable to each class of shares - Discontinued Operation	(67,408)	(8)	(1,443)	(16,106)	(84,965)
Profit for the Year	4,479,479	562	95,845	1,070,255	5,646,141

			Converted
Denominator	Ordinary	Preferred A	Preferred B	Preferred B
Weighted average number of shares in thousand	1,288,843	147	25,070	279,941
% of shares in relation to the total	80.86%	0.01%	1.57%	17.56%

Diluted earnings per share from continuing operation (R$)	3.53	3.88	3.88	3.88
Diluted earnings per share from discontinued operation (R$)	(0.05)	(0.05)	(0.06)	(0.06)

Profit (Loss) per share - diluted	3.48	3.82	3.82	3.82

12/31/2020
			Converted
Numerator	Ordinary	Preferred A	Preferred B	Preferred B	Total
Profit attributable to each class of shares - Continued Operation	4,863,474	627	95,376	1,183,537	6,143,014
Profit attributable to each class of shares - Discontinued Operation	154,916	20	3,038	37,699	195,674
Profit for the Year	5,018,390	647	98,414	1,221,236	6,338,688

			Converted
Denominator	Ordinary	Preferred A	Preferred B	Preferred B
Weighted average number of shares in thousand	1,254,102	147	22,358	277,444
% of shares in relation to the total	80.70%	0.01%	1.44%	17.85%

Diluted earnings per share from continuing operation (R$)	3.88	4.27	4.27	4.27
Diluted earnings per share from discontinued operation (R$)	0.12	0.14	0.14	0.14

Profit (Loss) per share - diluted	4.00	4.40	4.40	4.40